EXPLANATORY NOTE

Incorporated herein by reference is the Prospectus dated June 4, 2014 for Pax World Balanced Fund , Pax World Growth Fund, Pax World Small Cap Fund, Pax World High Yield Bond Fund, Pax World Global Environmental Markets Fund, Pax MSCI International ESG Index Fund, each a Series of Pax World Funds Series Trust I, filed pursuant to Rule 497(e) under the Securities Act of 1933,as amended, and Pax Ellevate Global Women’s Index Fund a Series of Pax World Funds Series Trust III,  filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on June 3, 2014 (SEC Accession No. 0001104659-14-043695).

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase